Investment in Joint Venture - Schedule of Revenue and Other Income (Details) - Tanbreez Financial Information [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Revenue and Other Income [Line Items]
Other income	$ 915,154	$ (5,431)
Depreciation
Profit/(loss) before tax	240,463	(1,036,506)
Income tax expense
Profit/(loss) after tax	240,463	(1,036,506)
Total comprehensive income/(loss) for the period
Group’s share of profit/(loss) for the period	$ 100,994